SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per share of common stock (Details) - USD ($)	3 Months Ended				6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Net (loss) income	$ (6,582,267)	$ 1,319,136	$ 1,450,175	$ 9,442,637	$ (5,263,131)	$ 10,892,813	$ (22,252)	$ 15,763,981
Class A common stock
Basic weighted average shares outstanding	8,648,990		24,150,000		16,356,675	21,081,215		22,604,795
Diluted weighted average shares outstanding	8,648,990		24,150,000		16,356,675	21,081,215		22,604,795
Basic net (loss) income per share								$ 0.53
Diluted net (loss) income per share								$ 0.53
Class A Common Stock Subject to Possible Redemption
Net (loss) income	$ (3,581,854)		$ 1,115,519		$ (3,647,509)	$ 8,106,757		$ 11,937,823
Basic weighted average shares outstanding	8,684,990		24,150,000		16,356,675	21,081,215		22,604,795
Diluted weighted average shares outstanding	8,684,990		24,150,000		16,356,675	21,081,215		22,604,795
Basic net (loss) income per share	$ (0.41)		$ 0.05		$ (0.22)	$ 0.38		$ 0.53
Diluted net (loss) income per share	$ (0.41)		$ 0.05		$ (0.22)	$ 0.38		$ 0.53
Non-redeemable Class A and Class B common stock
Net (loss) income	$ (3,000,413)		$ 334,656		$ (1,615,622)	$ 2,786,056
Basic weighted average shares outstanding	7,245,000		7,245,000		7,245,000	7,245,000
Diluted weighted average shares outstanding	7,245,000		7,245,000		7,245,000	7,245,000
Basic net (loss) income per share	$ (0.41)		$ 0.05		$ (0.22)	$ 0.38
Diluted net (loss) income per share	$ (0.41)		$ 0.05		$ (0.22)	$ 0.38